S-K 1602(b)(6) Prospectus Summary, Sponsor Compensation	Oct. 24, 2025 USD ($) $ / shares shares
Space Asset Acquisition Sponsor LLC [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 20,000
Class B Ordinary Shares [Member] | Space Asset Acquisition Sponsor LLC [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares) | shares	7,666,667
Price Paid or to be Paid for Securities, Total Amount	$ 25,000
Price Paid or to be Paid for Securities, Per Share (in Dollars per share) | $ / shares	$ 0.003
Class B Ordinary Shares [Member] | Eric Zahler [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares) | shares	25,000
Price Paid or to be Paid for Securities, Total Amount	$ 75
Price Paid or to be Paid for Securities, Per Share (in Dollars per share) | $ / shares	$ 0.003
Class B Ordinary Shares [Member] | Celeste Ford [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares) | shares	25,000
Price Paid or to be Paid for Securities, Total Amount	$ 75
Price Paid or to be Paid for Securities, Per Share (in Dollars per share) | $ / shares	$ 0.003
Class B Ordinary Shares [Member] | Anders Johnson [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares) | shares	25,000
Price Paid or to be Paid for Securities, Total Amount	$ 75
Price Paid or to be Paid for Securities, Per Share (in Dollars per share) | $ / shares	$ 0.003
Class B Ordinary Shares [Member] | Steven Lau [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares) | shares	10,000
Price Paid or to be Paid for Securities, Total Amount	$ 30
Price Paid or to be Paid for Securities, Per Share (in Dollars per share) | $ / shares	$ 0.003
Class B Ordinary Shares [Member] | Storm Boswick [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares) | shares	10,000
Price Paid or to be Paid for Securities, Total Amount	$ 30
Price Paid or to be Paid for Securities, Per Share (in Dollars per share) | $ / shares	$ 0.003
Class B Ordinary Shares [Member] | Sigrid Elschot [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares) | shares	10,000
Price Paid or to be Paid for Securities, Total Amount	$ 30
Price Paid or to be Paid for Securities, Per Share (in Dollars per share) | $ / shares	$ 0.003
Private Placement Units [Member] | Space Asset Acquisition Sponsor LLC [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares) | shares	385,000
Price Paid or to be Paid for Securities, Total Amount	$ 3,850,000
Price Paid or to be Paid for Securities, Per Share (in Dollars per share) | $ / shares	$ 10